Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred debt issuance cost	$ 6,700,000	$ 4,000,000
Restricted cash	$ 0	$ 0
Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average remaining terms	4 years 6 months	3 years 6 months
Minimum [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 11,389
Fixed interest rate	1.25%	1.25%
Maximum [Member] | Interest Rate Swap Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ 50,000
Fixed interest rate	2.49%	2.49%